LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ 136,867	$ 129,294	$ 152,203
Undistributed earnings attributable to preferred shareholders	0	8,203	18,713
Net loss attributable to ordinary shareholders, basic and diluted	$ 136,867	$ 137,497	$ 170,916
Denominator:
Weighted-average ordinary shares outstanding, basic	45,804,714	30,332,006	12,048,909
Weighted Average Number of Shares Outstanding, Diluted	45,804,714	30,332,006	12,048,909
Basic net loss per share	$ (2.99)	$ (4.53)	$ (14.19)
Diluted net loss per share	$ (2.99)	$ (4.53)	$ (14.19)